Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36363
Entity Registrant Name	TCTM Kids IT Education Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	19/F, Building A, Vanke Times Center
Entity Address, Address Line Two	No.186 Beiyuan Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001592560
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Assentsure PAC	Marcum Asia CPAs LLP
Auditor Firm ID	6783	5359
Auditor Location	Singapore	Beijing, China
Business Contact
Document And Entity Information
Entity Address, Address Line One	19/F, Building A, Vanke Times Center
Entity Address, Address Line Two	No.186 Beiyuan Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN
Contact Personnel Name	Heng Wang
Contact Personnel Email Address	wangheng@tctm.cn
Ordinary Shares
Document And Entity Information
Entity Common Stock, Shares Outstanding	49,711,678
Class A ordinary shares
Document And Entity Information
Title of 12(b) Security	Class A ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	42,505,619
No Trading Symbol Flag	true
ADS
Document And Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	VSA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,224,888
Class B ordinary shares
Document And Entity Information
Entity Common Stock, Shares Outstanding	7,206,059